INCOME TAXES - Deferred Tax Assets (Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Postretirement benefits other than pensions	$ 55	$ 59
Asbestos and environmental	405	545
Capitalized research and development	582	0
Employee compensation and benefits	148	142
Lease liabilities	258	233
Other accruals and reserves	196	363
Net operating losses	687	695
Capital loss limitation and carryover	385	126
Tax credit carryforwards and other attributes	420	163
Gross deferred tax assets	3,136	2,326
Valuation allowance	(1,292)	(812)
Total deferred tax assets	1,844	1,514
Deferred tax liabilities
Pension	(1,132)	(1,088)
Property, plant and equipment	(441)	(233)
Right-of-use asset	(240)	(212)
Intangibles	(817)	(818)
Unremitted earnings of foreign subsidiaries	(542)	(517)
Other asset basis differences	(369)	(317)
Other	(5)	(1)
Total deferred tax liabilities	(3,546)	(3,186)
Net deferred tax liability	$ (1,702)	$ (1,672)